Derivative Instruments and the Fair Value of Financial Instruments (Details Textual)	1 Months Ended	9 Months Ended	12 Months Ended
	May. 29, 2015 USD ($) $ / shares shares	Sep. 30, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Aug. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Derivatives, Fair Value [Line Items]
Sale of Stock, Price Per Share | $ / shares			$ 0.03
Common Stock, Shares, Issued		628,860,630	445,408,977
Common Stock, Shares, Outstanding	634,345,251	628,860,630	445,408,977
Debt Conversion, Original Debt, Amount | $	$ 8,000,000	$ 8,000,000	$ 8,000,000
Debt Instrument, Convertible, Number of Equity Instruments	634,345,251
Debt Instrument, Convertible, Conversion Price | $ / shares	$ 0.01261
Derivative Liability, Fair Value, Gross Liability | $		$ 103,002	$ 215,748		$ 0
Promissory Notes [Member]
Derivatives, Fair Value [Line Items]
Convertible Notes Payable, Current | $				$ 96,000
Maximum [Member]
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate		132.00%	122.00%
Minimum [Member]
Derivatives, Fair Value [Line Items]
Fair Value Assumptions, Expected Volatility Rate		130.00%	104.00%
Tierra Grande Resources Inc [Member]
Derivatives, Fair Value [Line Items]
Common Stock, Shares, Issued			477,664,519
Common Stock, Shares, Outstanding			477,664,519
Vnue Washington [Member]
Derivatives, Fair Value [Line Items]
Common Stock, Shares, Issued			7,808,001
Common Stock [Member]
Derivatives, Fair Value [Line Items]
Sale of Stock, Price Per Share | $ / shares		$ 0.0230
Common Stock, Shares, Outstanding		648,954,554
Common Stock [Member] | Vnue Washington [Member]
Derivatives, Fair Value [Line Items]
Share Price | $ / shares			$ 1.53
Common Stock, Shares, Issued			9,491,961
Common Stock, Shares, Outstanding			9,491,961
Debt Conversion, Original Debt, Amount | $			$ 686,320
Common Stock [Member] | TGRI Capitalization [Member]
Derivatives, Fair Value [Line Items]
Sale of Stock, Price Per Share | $ / shares			$ 0.0304
Corporate Transaction [Member]
Derivatives, Fair Value [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing	an amount equal to 80% of the price paid per share paid by the investors in the Next Equity Financing
Maturity Conversion [Member]
Derivatives, Fair Value [Line Items]
Debt Instrument, Convertible, Terms of Conversion Feature		a price per unit derived by dividing a "pre-money" valuation of $8,000,000 by the total number of units (restricted and non-restricted) outstanding immediately prior to the time of such conversion	a price per share derived by dividing a "pre- money" valuation of $8,000,000 by the number of shares outstanding immediately prior to the time of such conversion
Convertible Notes Payable [Member]
Derivatives, Fair Value [Line Items]
Convertible Notes Payable, Current | $				$ 96,000
Debt Instrument, Term		36 months	36 months
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Minimum		0.00%	0.00%
Debt Instrument, Interest Rate, Stated Percentage Rate Range, Maximum		10.00%	10.00%